Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2026
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Capital Payment Under Non-cancellable Agreements

As of March 31, 2026, the Company entered into certain construction agreements with vendors to build its plant in Vietnam, Texas, and Ethiopia. Future minimum capital payment under non-cancellable agreements are as follows:

Minimum capital payments
For the nine months ending December 31, 2026	$65,190,000
For the twelve months ending December 31, 2027 and thereafter	7,822,800
Total	$73,012,800

Schedule of Estimating the Fair Value of the Earnout Shares

The following table summarizes the assumptions used in estimating the fair value of the Earnout Shares on July 1, 2024 and December 31, 2024.

	December 31, 2024	July 1, 2024
Stock price	$3.38	$4.24
Expected volatility (%)	46.89% - 55.37%	40.60% - 46.94%
Expected terms (in years)	0.5 – 1.5	0.5 – 1.5
Expected dividends (%)	0%	0%